ACCOUNTING RULES AND METHODS - Additional Information (Details) € in Thousands, $ in Millions			12 Months Ended
	Apr. 22, 2022 EUR (€) uSD_per_EUR employee	Apr. 22, 2022 USD ($) employee	Dec. 31, 2021 EUR (€) uSD_per_EUR subsidiary	Dec. 31, 2020 EUR (€) uSD_per_EUR	Dec. 31, 2019 EUR (€) uSD_per_EUR	Apr. 22, 2022 USD ($) uSD_per_EUR
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents | €			€ 33,699	€ 44,446	€ 73,173
Disposal of property, plant and equipment | €			€ 0	€ 83	€ 0
Number of subsidiaries | subsidiary			1
Closing rate | uSD_per_EUR			1.1326	1.2271	1.1234
Cell Therapy Manufacturing Facility | Other disposals of assets
Disclosure Of Significant Accounting Policies [Line Items]
Disposal of property, plant and equipment	€ 41,100	$ 44.5
Number of employees who received employment offer | employee	40	40
Property, Plant and equipment, gross	€ 22,700					$ 25.7
Property, plant and equipment, accumulated depreciation	(6,200)					(7.0)
Property, plant and equipment, net	16,400					18.6
Right-of-use, gross	4,200					4.8
Right-of-use, accumulated depreciation	(1,200)					(1.3)
Right-of-use, net	3,100					3.5
Lease liabilities	5,400					6.1
Estimated annual internal non-recurring costs	10,000					10.8
Estimated annual internal non-recurring costs, personnel expenses	4,700					5.1
Estimated annual internal non-recurring costs, production cost	1,900					2.1
Estimated annual internal non-recurring costs, depreciation and amortization	3,100					3.4
Decrease in yearly cash disbursements	6,800					$ 7.4
Disposals of property, plant and equipment, transaction cost	2,300	$ 2.5
Gains on disposals of property, plant and equipment	€ 24,100	$ 26.0
Closing rate | uSD_per_EUR	1.0817					1.0817